Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Vested earn-out shares	Penny warrants exercised	Public warrants exercised	Recognition of share-based payments	RSUs	SARs	Options	Share capital	Share capital Vested earn-out shares	Share capital Penny warrants exercised	Share capital Public warrants exercised	Share capital RSUs	Share capital SARs	Share capital Options	Share premium	Share premium Vested earn-out shares	Share premium Penny warrants exercised	Share premium Public warrants exercised	Share premium RSUs	Share premium SARs	Share premium Options	Other reserves	Other reserves Recognition of share-based payments	Other reserves RSUs	Other reserves SARs	Other reserves Options	Translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2022	$ (564,416)								$ 2,126							$ 1,058,432							$ 30,582					$ (1,442)	$ (1,654,114)
(Loss) / profit for the period	(551,731)																												(551,731)
Foreign currency translation differences	(86)																											(86)
Total comprehensive (loss) / profit	(551,817)																											(86)	(551,731)
Capital contribution	132,736								118							132,618
Vested earn-out shares		$ 8,306								$ 6	$ 25	$ 6	$ 8	$ (10)			$ 8,300	$ 27,159	$ 7,612	$ 5,095	$ (9,526)
Warrants exercised			$ 27,184	$ 7,618							25	6						27,159	7,612
Recognition of share-based payments					$ 16,985	$ (678)	$ (13,767)						8	$ (10)						5,095	$ (9,526)			$ 16,985	$ (5,781)	$ (4,231)
Recognition of equity component of convertible bonds	5,356																						5,356
Ending balance at Dec. 31, 2023	(932,493)								2,279							1,229,690							42,911					(1,528)	(2,205,845)
(Loss) / profit for the period	(231,864)																												(231,864)
Foreign currency translation differences	(690)																											(690)
Total comprehensive (loss) / profit	(232,554)																											(690)	(231,864)
Capital contribution	144,639								92							144,547
Vested earn-out shares		$ 310,901								$ 198	17	4	15		$ 0		$ 310,703	24,293	6,691	5,890		$ 105
Warrants exercised			$ 24,310	$ 6,695							$ 17	$ 4						$ 24,293	$ 6,691
Recognition of share-based payments					6,486	(5,076)		$ 76					15		$ 0					5,890		$ 105		6,486	(10,981)		$ (29)
Recognition of equity component of convertible bonds	263,969								221							285,139							(21,391)
Stock options recognised	276																						276
Ending balance at Dec. 31, 2024	(412,771)								2,826							2,007,058							17,272					(2,218)	(2,437,709)
(Loss) / profit for the period	27,919																												27,919
Foreign currency translation differences	3,570																											3,570
Total comprehensive (loss) / profit	31,489																											3,570	27,919
Capital contribution	78,289								79							78,210
Vested earn-out shares													11							5,603
Recognition of share-based payments					$ 7,017	$ (3,691)							$ 11							$ 5,603				$ 7,017	$ (9,305)
Recognition of equity component of convertible bonds	14,833								13							14,820
Stock options recognised	347																						347
Ending balance at Dec. 31, 2025	$ (284,487)								$ 2,929							$ 2,105,691							$ 15,331					$ 1,352	$ (2,409,790)